Banking service fees (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Banking Service Fees

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Fees from credit and debit card services	15,425	15,394	14,802
Current account services	10,730	10,017	9,589
Asset management fees	6,332	5,013	4,141
Fees for guarantees issued and credit lines	1,706	1,768	1,783
Collection commissions	1,543	1,506	1,378
Brokerage commission	999	618	606
Other	2,297	2,493	2,149

Total	39,032	36,809	34,448